REVENUES FROM MINING OPERATIONS AND TRADE RECEIVABLES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) customer	Dec. 31, 2021 USD ($)
Revenues from mining operations:
Revenue from contracts with customers	$ 5,742,768	$ 3,867,430
Provisional pricing adjustments on concentrate sales	(1,606)	2,195
Gold	5,656,741	3,760,664
Silver	54,944	69,876
Zinc	10,880	13,679
Copper	20,203	23,211
Total revenues from mining operations	5,741,162	3,869,625
Provisionally concentrate sales	$ 8,579	$ 13,545
Precious metals revenue (as percentage of total revenue)	99.50%	99.00%
Customers who contribute over 10% revenue
Disclosure of major customers
Number of clients who account for more than 10% of revenue | customer	5
Percentage of total revenue from mining operations	86.80%	85.40%
Revenues from mining operations:
Total revenues from mining operations	$ 4,982,664	$ 3,305,543
Customer 1
Revenues from mining operations:
Total revenues from mining operations	1,468,563	1,127,187
Customer 2
Revenues from mining operations:
Total revenues from mining operations	1,159,679	858,983
Customer 3
Revenues from mining operations:
Total revenues from mining operations	948,686	733,177
Customer 4
Revenues from mining operations:
Total revenues from mining operations	760,648	$ 586,196
Customer 5
Revenues from mining operations:
Total revenues from mining operations	$ 645,088